Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.59%
Advertising–1.07%
Trade Desk, Inc. (The), Class A(b)	87,623	$6,847,737
Aerospace & Defense–1.01%
TransDigm Group, Inc.	7,636	6,438,141
Apparel Retail–1.07%
TJX Cos., Inc. (The)	77,317	6,871,935
Application Software–6.43%
Adobe, Inc.(b)	23,258	11,859,254
HubSpot, Inc.(b)	15,010	7,392,425
Synopsys, Inc.(b)	30,743	14,110,115
Workday, Inc., Class A(b)	36,401	7,820,755
		41,182,549
Asset Management & Custody Banks–1.38%
Ares Management Corp., Class A	33,557	3,452,008
KKR & Co., Inc., Class A	86,981	5,358,030
		8,810,038
Automobile Manufacturers–1.45%
Ferrari N.V. (Italy)	16,916	4,999,355
Tesla, Inc.(b)(c)	17,122	4,284,267
		9,283,622
Automotive Retail–1.27%
O’Reilly Automotive, Inc.(b)	8,983	8,164,289
Biotechnology–2.39%
argenx SE, ADR (Netherlands)(b)	5,016	2,466,016
Regeneron Pharmaceuticals, Inc.(b)	7,417	6,103,894
Vertex Pharmaceuticals, Inc.(b)	19,328	6,721,119
		15,291,029
Broadline Retail–5.69%
Amazon.com, Inc.(b)	286,993	36,482,550
Cargo Ground Transportation–0.92%
Old Dominion Freight Line, Inc.	14,427	5,902,663
Construction & Engineering–1.65%
Quanta Services, Inc.	56,442	10,558,605
Construction Machinery & Heavy Transportation Equipment– 0.61%
Caterpillar, Inc.	14,311	3,906,903
Construction Materials–0.60%
Vulcan Materials Co.	19,021	3,842,622
Consumer Staples Merchandise Retail–0.50%
Costco Wholesale Corp.	5,654	3,194,284
Copper–0.37%
Freeport-McMoRan, Inc.	64,242	2,395,584
Electrical Components & Equipment–0.79%
Eaton Corp. PLC	23,729	5,060,921
Shares		Value
Financial Exchanges & Data–0.81%
S&P Global, Inc.	14,266	$5,212,939
Health Care Distributors–0.64%
McKesson Corp.	9,437	4,103,679
Health Care Equipment–4.44%
Boston Scientific Corp.(b)(c)	177,328	9,362,919
DexCom, Inc.(b)	73,006	6,811,460
Intuitive Surgical, Inc.(b)	15,263	4,461,222
Stryker Corp.	28,541	7,799,399
		28,435,000
Health Care Facilities–0.43%
HCA Healthcare, Inc.	11,255	2,768,505
Homebuilding–0.75%
D.R. Horton, Inc.	44,596	4,792,732
Hotels, Resorts & Cruise Lines–1.68%
Booking Holdings, Inc.(b)	1,736	5,353,737
Marriott International, Inc., Class A	27,509	5,407,169
		10,760,906
Industrial Machinery & Supplies & Components–0.79%
Parker-Hannifin Corp.	13,055	5,085,184
Insurance Brokers–0.51%
Arthur J. Gallagher & Co.	14,319	3,263,730
Interactive Media & Services–9.52%
Alphabet, Inc., Class C(b)	291,987	38,498,486
Meta Platforms, Inc., Class A(b)	74,887	22,481,826
		60,980,312
Internet Services & Infrastructure–1.53%
MongoDB, Inc.(b)	20,060	6,937,952
Shopify, Inc., Class A (Canada)(b)	52,762	2,879,222
		9,817,174
Managed Health Care–1.45%
UnitedHealth Group, Inc.	18,399	9,276,592
Movies & Entertainment–2.12%
Netflix, Inc.(b)	36,032	13,605,683
Oil & Gas Equipment & Services–1.24%
Schlumberger N.V.	136,110	7,935,213
Oil & Gas Exploration & Production–1.81%
Diamondback Energy, Inc.(c)	45,075	6,981,216
Hess Corp.	30,349	4,643,397
		11,624,613
Packaged Foods & Meats–0.48%
Lamb Weston Holdings, Inc.	33,069	3,057,560
Passenger Ground Transportation–1.36%
Uber Technologies, Inc.(b)	190,028	8,739,388

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Shares		Value
Pharmaceuticals–2.18%
Eli Lilly and Co.	25,965	$13,946,580
Real Estate Services–0.47%
CoStar Group, Inc.(b)	39,257	3,018,471
Restaurants–1.45%
Chipotle Mexican Grill, Inc.(b)	2,593	4,749,935
McDonald’s Corp.	17,325	4,564,098
		9,314,033
Semiconductor Materials & Equipment–0.47%
Lam Research Corp.	4,843	3,035,447
Semiconductors–10.10%
Advanced Micro Devices, Inc.(b)	30,476	3,133,542
Broadcom, Inc.	7,749	6,436,164
First Solar, Inc.(b)	27,655	4,468,772
Monolithic Power Systems, Inc.	10,713	4,949,406
NVIDIA Corp.	97,904	42,587,261
ON Semiconductor Corp.(b)	34,030	3,163,089
		64,738,234
Soft Drinks & Non-alcoholic Beverages–1.02%
Monster Beverage Corp.(b)	123,826	6,556,587
Specialty Chemicals–0.85%
Sherwin-Williams Co. (The)	21,435	5,466,997
Systems Software–13.83%
Microsoft Corp.	202,812	64,037,889
Oracle Corp.	85,371	9,042,496
Palo Alto Networks, Inc.(b)	28,805	6,753,044
ServiceNow, Inc.(b)	15,761	8,809,769
		88,643,198
Technology Hardware, Storage & Peripherals–5.82%
Apple, Inc.	217,965	37,317,788
Shares		Value
Trading Companies & Distributors–1.02%
United Rentals, Inc.	14,647	$6,511,617
Transaction & Payment Processing Services–5.62%
Mastercard, Inc., Class A	55,185	21,848,293
Visa, Inc., Class A(c)	61,610	14,170,916
		36,019,209
Total Common Stocks & Other Equity Interests (Cost $417,687,880)		638,260,843
Money Market Funds–0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	190,196	190,196
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	135,822	135,849
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	217,367	217,367
Total Money Market Funds (Cost $543,412)		543,412
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.67% (Cost $418,231,292)		638,804,255
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.43%
Invesco Private Government Fund, 5.30%(d)(e)(f)	6,146,992	6,146,992
Invesco Private Prime Fund, 5.51%(d)(e)(f)	15,806,549	15,806,549
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,953,948)		21,953,541
TOTAL INVESTMENTS IN SECURITIES–103.10% (Cost $440,185,240)		660,757,796
OTHER ASSETS LESS LIABILITIES—(3.10)%		(19,895,617)
NET ASSETS–100.00%		$640,862,179
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,921,439	$39,777,066	$(44,508,309)	$-	$-	$190,196	$71,618
Invesco Liquid Assets Portfolio, Institutional Class	3,515,340	28,412,190	(31,791,657)	-	(24)	135,849	51,616
Invesco Treasury Portfolio, Institutional Class	5,624,502	45,459,504	(50,866,639)	-	-	217,367	81,722
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,801,216	$276,516,626	$(284,170,850)	$-	$-	$6,146,992	$432,398*
Invesco Private Prime Fund	35,488,840	534,057,991	(553,725,432)	(1,892)	(12,958)	15,806,549	1,179,212*
Total	$63,351,337	$924,223,377	$(965,062,887)	$(1,892)	$(12,982)	$22,496,953	$1,816,566

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$638,260,843	$—	$—	$638,260,843
Money Market Funds	543,412	21,953,541	—	22,496,953
Total Investments	$638,804,255	$21,953,541	$—	$660,757,796
Invesco V.I. Capital Appreciation Fund